BUSINESS ACQUISITION AND GOODWILL - Purchase price allocation of assets acquired and liabilities assumed and related deferred income taxes (Details)	Mar. 24, 2022 USD ($)	Mar. 24, 2022 CNY (¥)	Jun. 30, 2022 USD ($)
BUSINESS ACQUISITION AND GOODWILL
Goodwill			$ 1,144,824
VIE
BUSINESS ACQUISITION AND GOODWILL
Total purchase consideration	$ 830,324
Goodwill			$ 1,144,824
Beijing Deran
BUSINESS ACQUISITION AND GOODWILL
Current assets	1,146,737
Property and equipment, net	816
Distribution channel	1,020,889
Technology	486,886
Total identifiable assets acquired	2,655,328
Current liabilities	73,906
Deferred tax liabilities	236,768
Total liabilities assumed	310,674
Net identifiable assets acquired	2,344,654
Total purchase consideration	830,324	¥ 5,286,676
Fair value of previously held equity interest	996,954
Fair value of non-controlling interests	1,721,734
Goodwill	$ 1,204,358
Beijing Deran | Distribution channel
BUSINESS ACQUISITION AND GOODWILL
Amortization Years	10 years	10 years
Beijing Deran | Technology
BUSINESS ACQUISITION AND GOODWILL
Amortization Years	10 years	10 years